Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (loss) Per Share for Each Class of Ordinary Shares - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A ordinary shares [Member]
Numerator:
Allocation of net income, basic and diluted	$ 2,338,195	$ 4,180,864	$ 3,831,384	$ 11,935,759	$ 14,948,956	$ 20,485,193
Denominator:
Basic and diluted weighted average ordinary shares outstanding	25,335,163	57,500,000	31,343,979	57,500,000	57,500,000	48,835,616
Basic and diluted net income per ordinary share	$ 0.09	$ 0.07	$ 0.12	$ 0.21	$ 0.26	$ 0.42
Class B ordinary shares [Member]
Numerator:
Allocation of net income, basic and diluted	$ 1,326,676	$ 1,045,216	$ 1,757,153	$ 2,983,940	$ 3,737,239	$ 5,911,401
Denominator:
Basic and diluted weighted average ordinary shares outstanding	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	14,092,466
Basic and diluted net income per ordinary share	$ 0.09	$ 0.07	$ 0.12	$ 0.21	$ 0.26	$ 0.42